Consolidated Statements of Income - Revised 2015 & 2014 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Revenues - third-parties (Note 16)	$ 4,055,557	$ 4,211,596	$ 6,625,244
Revenues - related companies (Note 4 and 16)	20,662	20,058	36,557
Total Revenues	4,076,219	4,231,654	6,661,801
Cost of Revenues
Cost of revenues - third-parties (Note 16)	3,658,681	3,762,688	5,971,819
Cost of revenues - related companies (Note 4 and 16)	64,054	137,137	352,888
Total Cost of Revenues	3,722,735	3,899,825	6,324,707
Gross Profit	353,484	331,829	337,094
OPERATING EXPENSES:
Selling and Distribution (Note 17)	202,266	205,078	220,830
General and Administrative (Note 18)	49,757	43,318	38,099
Amortization of intangible assets (Note 10)	1,070	1,421	3,323
Loss on sale of vessels, net (Note 7)	6,312	130	12,864
Impairment charge (Note 7 and 10)	0	5,308	4,062
Total operating expenses	259,405	255,255	279,178
Operating income	94,079	76,574	57,916
OTHER INCOME/(EXPENSE):
Interest and finance costs (Note 19)	(36,499)	(37,608)	(33,898)
Interest income	251	52	117
Foreign exchange (losses) / gains, net	(1,544)	308	(6,032)
Total other expenses, net	(37,792)	(37,248)	(39,813)
Income before income taxes	56,287	39,326	18,103
Income taxes (Note 23)	(4,358)	(4,485)	(1,964)
Net income	51,929	34,841	16,139
Net income attributed to non-controlling interest	58	0	49
Net income attributed to AMPNI shareholders	$ 51,871	$ 34,841	$ 16,090
Basic earnings per common share (Note 22)	$ 1.11	$ 0.71	$ 0.34
Diluted earnings per common share (Note 22)	$ 1.11	$ 0.71	$ 0.34
Weighted average number of common shares outstanding, basic (Note 22)	44,919,189	47,271,582	46,271,716
Weighted average number of common shares outstanding, diluted (Note 22)	44,919,189	47,271,582	46,271,716